Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000146463
Account Value [Line Items]
Line Graph and Table Measure Name	Renaissance International IPO ETF (NAV Return)
Account Value	$ 10,248	$ 9,624	$ 8,911	$ 8,584	$ 8,209	$ 7,706	$ 7,405	$ 7,581	$ 7,518	$ 7,061	$ 7,172	$ 7,149	$ 7,629	$ 7,694	$ 7,405	$ 7,515	$ 8,050	$ 8,010	$ 7,855	$ 7,740	$ 7,173	$ 8,056	$ 7,958	$ 7,305	$ 7,838	$ 8,365	$ 9,493	$ 8,726	$ 8,740	$ 9,243	$ 9,397	$ 9,437	$ 10,203	$ 9,648	$ 9,494	$ 7,454	$ 8,265	$ 9,477	$ 10,060	$ 10,403	$ 10,569	$ 10,186	$ 11,232	$ 12,106	$ 12,895	$ 14,501	$ 15,404	$ 16,708	$ 17,194	$ 18,811	$ 19,040	$ 20,663	$ 20,697	$ 20,766	$ 19,874	$ 21,074	$ 21,686	$ 20,949	$ 19,427	$ 18,290	$ 18,353	$ 19,529	$ 17,460	$ 16,113	$ 15,197	$ 13,351	$ 12,022	$ 13,777	$ 13,908	$ 13,828	$ 13,085	$ 12,983	$ 12,240	$ 12,081	$ 11,934	$ 12,291	$ 11,775	$ 12,394	$ 11,753	$ 11,820	$ 11,162	$ 10,499	$ 10,676	$ 10,574	$ 12,122	$ 12,111	$ 12,392	$ 12,403	$ 12,671	$ 13,121	$ 13,763	$ 13,496	$ 13,892	$ 13,052	$ 12,587	$ 12,347	$ 12,159	$ 11,872	$ 11,611	$ 11,291	$ 11,120	$ 10,808	$ 10,448	$ 10,130	$ 10,013	$ 9,616	$ 9,675	$ 10,114	$ 10,342	$ 10,095	$ 9,895	$ 9,363	$ 9,915	$ 10,003	$ 9,957	$ 9,018	$ 9,414	$ 10,116	$ 10,234	$ 10,343	$ 10,000
C000129677
Account Value [Line Items]
Line Graph and Table Measure Name	Renaissance IPO ETF (NAV Return)
Account Value	$ 25,579	25,611	23,677	23,116	21,947	19,702	19,291	21,598	24,060	22,342	23,606	22,925	21,972	21,398	20,610	20,651	20,093	19,038	21,266	20,098	17,435	19,315	17,287	15,243	16,375	16,738	18,762	16,749	15,325	14,213	14,992	14,459	14,674	12,661	14,152	14,336	14,536	16,426	16,703	15,427	15,914	18,234	22,572	23,505	23,807	29,641	32,299	35,137	32,948	34,235	32,125	33,923	31,490	31,894	31,843	34,225	34,829	33,001	32,985	26,004	26,731	24,754	22,711	20,749	18,762	15,852	13,532	16,130	16,702	15,910	16,000	15,118	14,369	15,618	16,505	16,087	15,135	15,975	15,552	15,414	13,909	11,794	13,396	13,385	15,373	15,609	15,034	15,116	14,793	14,479	14,550	14,352	14,368	14,271	14,094	14,205	13,486	13,235	13,048	12,679	12,747	12,026	11,657	11,364	10,840	10,437	10,467	10,235	10,654	10,544	10,196	9,728	10,165	10,039	9,722	8,972	8,897	10,457	10,812	10,772	10,000
RENAISSANCE INDEX: MSCI ALL COUNTRY WORLD INDEX EX-US
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Index
Account Value	$ 23,156	22,342	21,579	21,634	20,913	19,977	19,265	19,292	19,025	18,285	18,641	18,808	19,769	19,242	18,705	18,276	18,286	17,754	18,038	17,501	17,066	17,235	16,406	15,049	15,694	16,198	16,961	16,293	15,586	16,157	15,870	15,476	16,036	14,831	14,937	13,357	12,968	14,400	14,874	14,377	15,723	15,595	16,629	16,588	16,920	17,566	16,864	17,657	17,241	17,800	17,465	17,752	17,862	17,309	16,804	16,582	16,258	16,220	15,384	13,559	13,854	14,198	13,612	13,026	12,457	12,057	11,201	13,085	14,206	14,596	13,986	13,862	13,392	13,050	13,463	13,624	12,844	13,557	13,198	13,109	12,856	11,951	12,513	12,394	13,490	13,423	13,707	13,383	13,633	13,941	13,711	13,946	14,633	13,860	13,553	13,442	13,192	12,947	12,877	12,416	12,372	11,972	11,714	11,414	11,233	10,848	10,574	10,823	10,980	10,841	10,771	10,261	10,414	10,583	10,303	9,521	9,629	10,330	10,525	10,746	10,000
RENAISSANCE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988	14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844	10,000
RENAISSANCE INDEX: RENAISSANCE INTERNATIONAL IPO INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Renaissance International IPO Index
Account Value	$ 11,643	10,857	10,112	9,691	9,326	8,733	8,349	8,529	8,469	8,054	8,014	8,021	8,600	8,570	8,212	8,325	8,918	8,883	8,637	8,492	7,895	8,803	8,731	7,958	8,644	9,155	10,288	9,496	9,640	10,049	10,326	10,354	11,145	10,564	10,121	8,106	9,028	10,342	10,910	11,198	11,481	11,277	12,340	13,223	13,893	15,808	16,655	18,111	18,536	20,205	20,331	22,029	22,073	22,127	20,889	22,434	23,044	22,313	20,536	19,245	19,368	20,301	18,361	16,986	15,952	14,233	12,870	14,478	14,641	14,502	13,701	13,538	12,800	12,665	12,581	12,805	12,267	12,797	12,223	12,251	11,767	11,250	11,286	11,130	12,686	12,697	12,877	12,944	13,299	13,676	14,108	13,917	14,312	13,379	13,073	12,822	12,663	12,322	12,098	11,567	11,441	11,081	10,667	10,344	10,173	9,822	9,812	10,281	10,458	10,231	10,042	9,432	10,061	10,181	10,063	9,051	9,394	10,270	10,286	10,407	10,000
RENAISSANCE INDEX: RENAISSANCE IPO INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Renaissance IPO Index
Account Value	$ 26,466	$ 26,460	$ 24,477	$ 23,932	$ 22,736	$ 20,410	$ 19,987	$ 22,388	$ 24,904	$ 23,124	$ 24,393	$ 23,714	$ 22,680	$ 22,095	$ 21,297	$ 21,335	$ 20,715	$ 19,628	$ 21,891	$ 20,702	$ 17,916	$ 19,862	$ 17,754	$ 15,646	$ 16,803	$ 17,275	$ 19,422	$ 17,307	$ 15,851	$ 14,733	$ 15,517	$ 14,963	$ 15,172	$ 13,101	$ 14,645	$ 14,807	$ 15,019	$ 16,973	$ 17,251	$ 15,908	$ 16,404	$ 18,723	$ 23,159	$ 24,130	$ 24,440	$ 30,433	$ 33,167	$ 36,068	$ 33,836	$ 35,158	$ 32,943	$ 34,793	$ 32,281	$ 32,690	$ 32,594	$ 35,054	$ 35,638	$ 33,754	$ 33,686	$ 26,453	$ 27,144	$ 25,090	$ 23,058	$ 21,028	$ 19,078	$ 16,095	$ 13,694	$ 16,354	$ 16,902	$ 16,087	$ 16,199	$ 15,325	$ 14,594	$ 15,862	$ 16,740	$ 16,336	$ 15,299	$ 16,132	$ 15,692	$ 15,500	$ 14,086	$ 11,937	$ 13,574	$ 13,548	$ 15,560	$ 15,795	$ 15,208	$ 15,230	$ 14,945	$ 14,622	$ 14,681	$ 14,480	$ 14,476	$ 14,370	$ 14,153	$ 14,284	$ 13,546	$ 13,319	$ 13,139	$ 12,755	$ 12,804	$ 12,130	$ 11,783	$ 11,482	$ 10,944	$ 10,525	$ 10,534	$ 10,297	$ 10,719	$ 10,604	$ 10,237	$ 9,777	$ 10,181	$ 10,045	$ 9,731	$ 8,976	$ 8,920	$ 10,492	$ 10,825	$ 10,787	$ 10,000